Real Estate and Real Estate-Related Intangibles (Real Estate Assets) (Details) - USD ($)	1 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Abstract]
Land and land improvements, at cost		$ 220,749,000	$ 41,160,000
Buildings and improvements, at cost		192,396,000	124,539,000
Less: accumulated depreciation		(4,253,000)	(61,221,000)
Total real estate, net		408,892,000	104,478,000
Real estate-related intangible assets, net (refer to Note 4)		138,725,000	32,680,000
Total real estate, net and real estate-related intangible assets, net		$ 547,617,000	$ 137,158,000
Proceeds from sales of real estate	$ 500,000
Carrying value of Hilton Western parking facility	$ 0